Issued Capital and Reserves - Summary of Shares Issued and Fully Paid (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Shares issued and fully paid	$ 119	$ 136	$ 135
Series A preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued and fully paid	25	47	47
Series B preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued and fully paid	14	31	31
Series B-1 preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued and fully paid	7	9	9
Series X preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued and fully paid	20	0	0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued and fully paid	$ 53	$ 49	$ 48	$ 48